CONTINGENCIES AND COMMITMENTS	3 Months Ended
Nov. 30, 2020
Disclosure of contingent liabilities [abstract]
CONTINGENCIES AND COMMITMENTS [Text Block]
9.         CONTINGENCIES AND COMMITMENTS

The Company's remaining minimum payments under its office and equipment lease agreements in Canada and South Africa total approximately $305 to March 2022.

From period end the Company's aggregate commitments are as follows:

Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$ 104	$ 179	$ 22	$ -	$ 305
Convertible Notes (Note 6)[1]	1,374	21,364	—	—	22,738
Sprott Facility (Note 5)[1,2]	17,810	—	—	—	17,810
Totals	$ 19,288	$ 21,543	$ 22	$ —	$ 40,853

[1] Includes unamortized deferred finance fees.

[2] The Company has the right to defer payment for one year

Bank Advisory Fees Payable

There were certain deferred bank advisory fees related to the Maseve Sale Transaction and the Implats Transaction that became payable as soon as practicable after the Company repaid a $40 million secured loan facility due to LMM (the "LMM Facility").  The outstanding fee amount payable of $2.89 million was reclassified to current liabilities after repayment of the LMM Facility on August 21, 2019. During the period, the Company paid the deferred bank advisory fees in full.

Africa Wide Legal Action

In April 2018 the Company completed a transaction whereby Maseve Investments 11 (Pty) Ltd. ("Maseve") was acquired (the "Maseve Sale Transaction") by Royal Bafokeng Platinum Ltd. ("RBPlats").  Maseve owned and operated the Maseve Mine.  In September 2018 the Company reported receipt of a summons issued by Africa Wide Mineral Prospecting and Exploration Proprietary Limited ("Africa Wide") whereby Africa Wide instituted legal proceedings in South Africa against PTM RSA, RBPlats and Maseve in relation to the Maseve Sale Transaction. Africa Wide held 17.1% of the shares in Maseve prior to completion of the Maseve Sale Transaction.  Africa Wide is seeking, at this late date, to set aside or be paid increased value for, the closed Maseve Sale Transaction.  RBPlats consulted with senior counsel, both during the negotiation of the Maseve Sale Transaction and in regard to the current Africa Wide legal proceedings.  The Company has received legal advice to the effect that the Africa Wide action, as issued, is ill-conceived and is factually and legally defective.  Various statements and documents are expected to be filed during calendar 2021 and a provisional trial date has been allocated for the period October 4 to October 12, 2021.